Summary Of Significant Accounting Policies Summary Of Significant Accounting Policies (Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - Lennar Financial Services [Member] - USD ($)
$ in Thousands
	Nov. 30, 2014	Nov. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired financing receivable, unpaid principal balance	$ 7,576	$ 7,897
Impaired Financing Receivable, Related Allowance	(3,730)	(3,891)
Impaired financing receivable, recorded investment	$ 3,846	$ 4,006